PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
PROPERTY AND EQUIPMENT, NET [Line Items]
Property and Equipment, Net

Note 5. Property and Equipment, Net

Property and equipment, at cost, consists of the following as of June 30, 2021 and December 31, 2020 (in thousands):

	June 30, 2021	December 31, 2020
Machinery and equipment	$648	$649
Automobiles	50	50
Leasehold improvements	146	146
Computer and equipment	53	36
Furniture and fixtures	68	68
Software	10	3
Total property, and equipment	975	952
Less: accumulated depreciation and amortization	(591)	(495)
Total property and equipment, net	$384	$457

The aggregate depreciation and amortization related to property, and equipment was $96,000 and $92,000 for the six months ended June 30, 2021 and 2020.

Note 5. Property and Equipment, Net

Property and equipment, at cost, consists of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Machinery and equipment	$649	$573
Automobiles	50	50
Leasehold improvements	146	146
Computer and equipment	36	33
Furniture and fixtures	68	68
Total property, and equipment	949	870
Less: accumulated depreciation and amortization	(492)	(309)
Total property, and equipment, net	$457	$561

The aggregate depreciation and amortization related to property, and equipment was $184,000 and $171,000 for the years ended December 31, 2020 and 2019.